Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets [text block]
Intangible assets consist of the following:

	2017	2016	2015
Amortizable intangible assets
Customer relationships	$1,028,747	-	-
Accumulated amortization	(34,876)	-	-
Total net amortizable intangible assets	993,871	-	-
Trade names not subject to amortization	46,171
Total intangible assets	$1,040,042	-	-